INVESTMENTS IN ASSOCIATES - Hyasynth Biologicals Inc. (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 22, 2021 CAD ($)	Sep. 12, 2018 CAD ($) tranches $ / shares shares	Aug. 31, 2022 CAD ($)	Aug. 31, 2021 CAD ($)	Oct. 23, 2020 CAD ($)
Disclosure of associates [line items]
Number of tranches | tranches		3
Purchase of interests in associates			$ 2,624	$ 2,539
CBD supply agreement (in years)			10 years
Hyasynth Biologicals Inc
Disclosure of associates [line items]
Purchase of interests in associates	$ 10,000	$ 10,000
Participating share	49.90%	49.90%	49.90%
Ability to purchase up to annual cannabinoid or cannabinoid related production			100.00%
Percentage of discount agreed upon wholesale market price for period of ten years			10.00%
Convertible debentures receivable, face value			$ 5,000
Convertible debentures, conversion price | $ / shares		$ 40
Convertible debentures, total number of shares available upon conversion | shares		125,000
Hyasynth Biologicals Inc | Achievement Of Contractual Production Related Milestone
Disclosure of associates [line items]
Potential proportion of ownership interest in associate			8.00%
Advance given as convertible debentures	$ 2,500				$ 2,500